Settlements (Details) - USD ($)								1 Months Ended
	Jul. 31, 2023	Jul. 03, 2023	Jun. 30, 2023	Jun. 03, 2023	May 31, 2023	May 04, 2023	Jun. 27, 2022	Jan. 27, 2020	Mar. 31, 2024	Sep. 30, 2023	Jun. 23, 2023	May 02, 2023	Mar. 31, 2023	Feb. 14, 2023	Sep. 30, 2022	Mar. 07, 2022	Jul. 20, 2018
Settlements [Line Items]
Settlement agreement																	$ 127,056
Initial payment								$ 12,706
Collection fees							$ 7,042
Monthly payment							$ 5,000
Total amounts due											$ 16,500				$ 154,562
Accrued Liabilities															119,670
Compensation														$ 130,400
Cash									$ 25,000			$ 25,000	$ 2,222			$ 85,000
Legal fees		$ 90,000		$ 90,000		$ 90,000
Payments made	$ 90,000		$ 90,000		$ 90,000
Settlement Agreement [Member]
Settlements [Line Items]
Monthly payments								6,500
Final payment								$ 3,850
Minimum [Member]
Settlements [Line Items]
Total amounts due															34,892
Maximum [Member]
Settlements [Line Items]
Total amounts due															$ 119,670